Note 6 - Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about revenues [text block]
	Year Ended December 31,
	2018		2017
Gross revenue by material form:
Doré	$255,723	83%	$186,275	71%
Concentrate	52,697	17%	77,431	29%
Gross revenue	$308,420	100%	$263,706	100%

Gross revenue from payable metals:
Silver	$176,783	57%	$165,832	63%
Gold	111,058	36%	69,608	26%
Lead	14,369	5%	23,949	9%
Zinc	6,210	2%	4,317	2%
Gross revenue	308,420	100%	263,706	100%
Less: smelting and refining costs	(7,491)		(11,418)
Revenues	$300,929		$252,288